INCOME TAX EXPENSE - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Major components of tax expense (income) [abstract]
Increase in effective tax rate	1.00%
Increase in net deferred liability	R 10.3	R 8.6	R 8.0
Description of formula for calculating tax on gold mining income	Tax on gold mining income is determined based on a formula: Y = 34 - 170/X where Y is the percentage rate of tax payable and X is the ratio of taxable income, net of any qualifying capital expenditure that bears to gold mining income derived, expressed as a percentage. Non-mining income, which consists primarily of interest accrued, is taxed at a standard rate of 28% for all periods presented. All mining capital expenditure is deducted in the year it is incurred to the extent that it does not result in an assessed loss. Capital expenditure not deducted from mining income is carried forward as unutilised capital allowances to be deducted from future mining income.
Applicable tax rate nonmining income	28.00%
Disclosure of non-deductible epenses [abstract]
Net Operating Cost, Non Deductible For Tax	R 14.6	11.3	7.5
Depreciation	73.2	16.6
Discount recognised on Payments made under protest	7.1	6.5	8.8
Expenditure not incurred in generation of taxable income	R 2.7	R 6.0	R 15.0
Percentage decrease [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate	22.00%	20.30%	18.60%
Percentage increase [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate	25.00%	22.00%	20.30%